SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) - USD ($)	3 Months Ended				6 Months Ended
	Jun. 30, 2021	Mar. 31, 2021	Jun. 30, 2020	Mar. 31, 2020	Jun. 30, 2021	Jun. 30, 2020
Basic And Diluted Net Loss Per Share [Line Items]
Net loss	$ (15,417,516)	$ (1,047,165)	$ (340,707)	$ (466,130)	$ (16,464,681)	$ (806,837)
Series A Preferred Stock Dividends	2,500		2,500		5,000	5,000
Net Loss Available to Common Stockholders and Assumed Conversions	$ (15,420,016)		$ (343,207)		$ (16,469,681)	$ (811,837)
Weighted Average Shares - Basic	9,321,995		5,207,026		8,893,718	5,125,482
Shares Issuable Upon Conversion of 8% Senior Secured Convertible Promissory Notes	0		0		0	0
Weighted Average Shares - Diluted	9,321,995		5,207,026		8,893,718	5,125,482
Net Loss Per Common Share:
Basic	$ (1.65)		$ (0.07)		$ (1.85)	$ (0.16)
Diluted	$ (1.65)		$ (0.07)		$ (1.85)	$ (0.16)
Series B Convertible Preferred Stock [Member]
Basic And Diluted Net Loss Per Share [Line Items]
Shares Issuable Upon Conversion of Preferred Stock	0		0		0	0